                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED APRIL 30, 2012 TO

             PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Investors Insurance Company and/or General American Life Insurance Company will be sent to you without charge.

1. PURCHASE

In "PURCHASE" section of the prospectus, add the following to the end of the "Termination for Low Account Value" paragraph:

   We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/income base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the account value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

In the "PURCHASE" section, under "Allocation of Purchase Payments," replace the fourth and fifth paragraphs with the following:

   If you selected the Guaranteed Minimum Income Benefit Plus rider or the Lifetime Withdrawal Guarantee rider, we require you to allocate your purchase payments and account value among the fixed account and the following investment portfolios:

       (a)the AllianceBernstein Global Dynamic Allocation Portfolio

       (b)the American Funds(R) Balanced Allocation Portfolio

       (c)the American Funds(R) Growth Allocation Portfolio

       (d)the American Funds(R) Moderate Allocation Portfolio

       (e)the AQR Global Risk Balanced Portfolio

       (f)the BlackRock Global Tactical Strategies Portfolio

                                                                 SUPP-MOCAMS412

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       (g)the BlackRock Money Market Portfolio

       (h)the Invesco Balanced-Risk Allocation Portfolio

       (i)the JPMorgan Global Active Allocation Portfolio

       (j)the MetLife Balanced Plus Portfolio

       (k)the MetLife Balanced Strategy Portfolio

       (l)the MetLife Defensive Strategy Portfolio

       (m)the MetLife Growth Strategy Portfolio

       (n)the MetLife Moderate Strategy Portfolio

       (o)the Met/Franklin Templeton Founding Strategy Portfolio

       (p)the Pyramis(R) Government Income Portfolio

       (q)the Schroders Global Multi-Asset Portfolio

       (r)the SSgA Growth and Income ETF Portfolio

       (s)the SSgA Growth ETF Portfolio

   You may also participate in the EDCA program, provided your destination investment portfolios are one or more of the above listed investment portfolios.

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

   MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

   Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

          AllianceBernstein Global Dynamic Allocation Portfolio
          American Funds(R) Bond Portfolio (Class C)
          American Funds(R) Growth Portfolio (Class C)
          American Funds(R) International Portfolio (Class C)
          AQR Global Risk Balanced Portfolio

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          BlackRock Global Tactical Strategies Portfolio
          BlackRock High Yield Portfolio
          Clarion Global Real Estate Portfolio
          Goldman Sachs Mid Cap Value Portfolio
          Harris Oakmark International Portfolio
          Invesco Balanced-Risk Allocation Portfolio
          Invesco Small Cap Growth Portfolio
          Janus Forty Portfolio
          JPMorgan Global Active Allocation Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio Loomis Sayles Global Markets Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Eaton Vance Floating Rate Portfolio
          Met/Franklin Low Duration Total Return Portfolio Met/Franklin Mutual Shares Portfolio
          MetLife Balanced Plus Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio
          Pioneer Strategic Income Portfolio (Class E)
          Pyramis(R) Government Income Portfolio
          Rainier Large Cap Equity Portfolio
          RCM Technology Portfolio
          Schroders Global Multi-Asset Portfolio
          T. Rowe Price Large Cap Value Portfolio
          T. Rowe Price Mid Cap Growth Portfolio
          Third Avenue Small Cap Value Portfolio
          Turner Mid Cap Growth Portfolio
          Van Kampen Comstock Portfolio

   METROPOLITAN SERIES FUND

   Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Barclays Capital Aggregate Bond Index Portfolio (Class G) BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Jennison Growth Portfolio (Class B)
          Met/Artisan Mid Cap Value Portfolio (Class B)

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          Met/Dimensional International Small Company Portfolio (Class B)
          MetLife Mid Cap Stock Index Portfolio (Class G)
          MetLife Stock Index Portfolio (Class B)
          MSCI EAFE(R) Index Portfolio (Class G)
             (formerly Morgan Stanley EAFE(R) Index Portfolio)
          Russell 2000(R) Index Portfolio (Class G)
          Western Asset Management U.S. Government Portfolio (Class B)

   MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

   MET INVESTORS SERIES TRUST - AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

          American Funds(R) Moderate Allocation Portfolio
          American Funds(R) Balanced Allocation Portfolio
          American Funds(R) Growth Allocation Portfolio

   MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

          Met/Franklin Templeton Founding Strategy Portfolio

   MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Transfers - General" section, add the following to the end of the fourth bullet item:

   You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional purchase payments or transfers into the fixed account) to make a

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   complete transfer of your account value from the fixed account. When deciding whether to invest in the fixed account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.

In the "Transfers - Market Timing" section, replace the list of Monitored Portfolios in the second paragraph with the following:

   (i.e., the American Funds(R) International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, Met/Templeton International Bond, MFS(R) Emerging Markets Equity, MFS(R) Research International, MSCI EAFE(R) Index, Pioneer Strategic Income, Russell 2000(R) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios)

In the "Transfers - Market Timing" section, replace the last three paragraphs with the following:

   The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the investment portfolio.

   In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

In the "Dollar Cost Averaging Programs" section, replace the second paragraph with the following:

   If you make an additional purchase payment while a Dollar Cost Averaging
   (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the DCA or EDCA program. Any purchase payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."

   We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

In the "Dollar Cost Averaging Programs - 1. Standard Dollar Cost Averaging
(DCA)" section, replace the second paragraph with the following:

   If you allocate an additional purchase payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider or the GMAB rider.

In the "Dollar Cost Averaging Programs - 2. Enhanced Dollar Cost Averaging Program (EDCA)" section, delete the first two sentences of the second paragraph and replace the last paragraph with the following:

   If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your

   EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

3. EXPENSES

In the "Guaranteed Minimum Income Benefit - Rider Charge" section, add the following:

   For contracts issued with the GMIB Plus rider, if your income base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the income base, applicable after the contract anniversary on which the Optional Reset occurs.

In the "Guaranteed Withdrawal Benefit - Rider Charge" section, add the following:

   For contracts issued with the Lifetime Withdrawal Guarantee rider, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.

In the "Expenses" section (except in the Class C prospectus), under the "Withdrawal Charge" heading, replace the last sentence of the first paragraph with the following:

   To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:

In the "Expenses" section (except in the Class C prospectus), under the "Withdrawal Charge" heading, change item 2 to the following:

    2. The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); then

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Description of GMIB II" heading, replace item (b)(i) under "Income Base" with the following:

    (i)is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 86th birthday and 0% thereafter; and

Under the "Description of GMIB II" heading, replace the "Terminating the GMIB II Rider" section with the following:

   TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

       a) The 30th day following the contract anniversary prior to your 86th birthday;

       b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base) (a pro rata portion of the rider charge will be assessed);

       c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

       d) Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

       e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).

   When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

Under the "Description of GMIB Plus" heading, disregard the "Allocation Limitations" section in the prospectus. Instead, refer to the "Purchase" section of this prospectus supplement (above).

5. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, add the following to the end of the second paragraph (which discusses substantially equal periodic payments):

   If you own an annuity contract with a Guaranteed Minimum Income Benefit
   (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any income base may be considered an impermissible modification of the payment stream under certain circumstances.

6. LIVING BENEFITS

Under the "Description of Guaranteed Withdrawal Benefit I" heading, replace item (5) under "Termination of the GWB I Rider" with the following:

    (5)process a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) (currently we follow our administrative procedures regarding termination for a change of owner or joint owner or annuitant, if a non-natural person owns the contract);

Under the "Description of the Lifetime Withdrawal Guarantee" heading, disregard the "Investment Allocation Restrictions" section in the prospectus. Instead, refer to the "Purchase" section of this prospectus supplement (above).

7. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the last paragraph under the "Distributor" heading:

   We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds(R) Bond Portfolio, the American Funds(R) Growth Portfolio, the American Funds(R) International Portfolio, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.

In the "OTHER INFORMATION" section, under the "Requests and Elections" heading, replace the sentence "All other requests must be in written form, satisfactory to us" with the following:

   Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

8. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

9. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

   5 Park Plaza, Suite 1900                             Telephone: 800-343-8496
      Irvine, CA 92614

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INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                                       NET
                                                                                     ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                                                       FUND    ANNUAL     EXPENSE    ANNUAL
                                                   MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                      FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
  AllianceBernstein Global Dynamic Allocation         0.64%       0.25%       0.12%    0.02%    1.03%      0.00%      1.03%
  Portfolio
  American Funds (R) Bond Portfolio                   0.00%       0.55%       0.04%    0.36%    0.95%        --       0.95%
  American Funds (R) Growth Portfolio                 0.00%       0.55%       0.02%    0.34%    0.91%        --       0.91%
  American Funds (R) International Portfolio          0.00%       0.55%       0.06%    0.56%    1.17%        --       1.17%
  AQR Global Risk Balanced Portfolio                  0.63%       0.25%       0.30%    0.08%    1.26%      0.00%      1.26%
  BlackRock Global Tactical Strategies Portfolio      0.68%       0.25%       0.03%    0.16%    1.12%      0.00%      1.12%
  BlackRock High Yield Portfolio                      0.60%       0.25%       0.05%    0.00%    0.90%        --       0.90%
  Clarion Global Real Estate Portfolio                0.61%       0.25%       0.06%    0.00%    0.92%        --       0.92%
  Goldman Sachs Mid Cap Value Portfolio               0.72%       0.25%       0.04%    0.00%    1.01%        --       1.01%
  Harris Oakmark International Portfolio              0.77%       0.25%       0.08%    0.00%    1.10%      0.02%      1.08%
  Invesco Balanced-Risk Allocation Portfolio          0.66%       0.25%       0.15%    0.10%    1.16%      0.00%      1.16%
  Invesco Small Cap Growth Portfolio                  0.85%       0.25%       0.03%    0.00%    1.13%      0.02%      1.11%
  Janus Forty Portfolio                               0.63%       0.25%       0.03%    0.00%    0.91%      0.01%      0.90%
  JPMorgan Global Active Allocation Portfolio         0.78%       0.25%       0.11%    0.00%    1.14%      0.00%      1.14%
  Lazard Mid Cap Portfolio                            0.69%       0.25%       0.06%    0.00%    1.00%        --       1.00%
  Legg Mason ClearBridge Aggressive Growth            0.62%       0.25%       0.03%    0.00%    0.90%        --       0.90%
  Portfolio
  Loomis Sayles Global Markets Portfolio              0.70%       0.25%       0.10%    0.00%    1.05%        --       1.05%
  Lord Abbett Bond Debenture Portfolio                0.50%       0.25%       0.04%    0.00%    0.79%        --       0.79%
  Lord Abbett Mid Cap Value Portfolio                 0.67%       0.25%       0.06%    0.00%    0.98%      0.02%      0.96%
  Met/Eaton Vance Floating Rate Portfolio             0.60%       0.25%       0.08%    0.00%    0.93%        --       0.93%
  Met/Franklin Low Duration Total Return              0.50%       0.25%       0.09%    0.00%    0.84%      0.03%      0.81%
  Portfolio
  Met/Franklin Mutual Shares Portfolio                0.80%       0.25%       0.07%    0.00%    1.12%      0.00%      1.12%
  MetLife Balanced Plus Portfolio                     0.27%       0.25%       0.02%    0.46%    1.00%      0.00%      1.00%
  MFS (R) Emerging Markets Equity Portfolio           0.92%       0.25%       0.17%    0.00%    1.34%        --       1.34%
  MFS (R) Research International Portfolio            0.68%       0.25%       0.09%    0.00%    1.02%      0.06%      0.96%
  PIMCO Inflation Protected Bond Portfolio            0.47%       0.25%       0.04%    0.00%    0.76%        --       0.76%
  PIMCO Total Return Portfolio                        0.48%       0.25%       0.03%    0.00%    0.76%        --       0.76%
  Pioneer Fund Portfolio                              0.64%       0.25%       0.05%    0.00%    0.94%      0.01%      0.93%
  Pioneer Strategic Income Portfolio                  0.58%       0.15%       0.06%    0.00%    0.79%        --       0.79%
  Pyramis (R) Government Income Portfolio             0.46%       0.25%       0.13%    0.00%    0.84%      0.00%      0.84%
  Rainier Large Cap Equity Portfolio                  0.66%       0.25%       0.03%    0.00%    0.94%      0.01%      0.93%
  RCM Technology Portfolio                            0.88%       0.25%       0.07%    0.00%    1.20%        --       1.20%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                     NET
                                                                                   ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                                                     FUND    ANNUAL     EXPENSE    ANNUAL
                                                 MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO   SUBSIDY   PORTFOLIO
                                                    FEES        FEES      EXPENSES EXPENSES EXPENSES  OR DEFERRAL EXPENSES
---------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CONTINUED)
   Schroders Global Multi-Asset Portfolio           0.66%       0.25%       0.12%    0.00%    1.03%      0.00%      1.03%
   T. Rowe Price Large Cap Value Portfolio          0.57%       0.25%       0.02%    0.00%    0.84%        --       0.84%
   T. Rowe Price Mid Cap Growth Portfolio           0.75%       0.25%       0.03%    0.00%    1.03%        --       1.03%
   Third Avenue Small Cap Value Portfolio           0.74%       0.25%       0.03%    0.00%    1.02%      0.01%      1.01%
   Turner Mid Cap Growth Portfolio                  0.79%       0.25%       0.05%    0.00%    1.09%      0.00%      1.09%
   Van Kampen Comstock Portfolio                    0.58%       0.25%       0.03%    0.00%    0.86%      0.01%      0.85%
METROPOLITAN SERIES FUND
   Barclays Capital Aggregate Bond Index
   Portfolio                                        0.25%       0.30%       0.03%    0.00%    0.58%      0.01%      0.57%
   BlackRock Money Market Portfolio                 0.33%       0.25%       0.02%    0.00%    0.60%      0.01%      0.59%
   Davis Venture Value Portfolio                    0.70%       0.15%       0.03%    0.00%    0.88%      0.05%      0.83%
   Jennison Growth Portfolio                        0.62%       0.25%       0.02%    0.00%    0.89%      0.07%      0.82%
   Met/Artisan Mid Cap Value Portfolio              0.81%       0.25%       0.03%    0.00%    1.09%        --       1.09%
   Met/Dimensional International Small
   Company Portfolio                                0.81%       0.25%       0.21%    0.00%    1.27%      0.01%      1.26%
   MetLife Mid Cap Stock Index Portfolio            0.25%       0.30%       0.05%    0.02%    0.62%      0.00%      0.62%
   MetLife Stock Index Portfolio                    0.25%       0.25%       0.02%    0.00%    0.52%      0.01%      0.51%
   MSCI EAFE(R) Index Portfolio                     0.30%       0.30%       0.11%    0.01%    0.72%      0.00%      0.72%
   Russell 2000(R) Index Portfolio                  0.25%       0.30%       0.06%    0.08%    0.69%      0.00%      0.69%
   Western Asset Management U.S.
   Government Portfolio                             0.47%       0.25%       0.02%    0.00%    0.74%      0.01%      0.73%
MET INVESTORS SERIES TRUST -- METLIFE ASSET
  ALLOCATION PROGRAM
   MetLife Defensive Strategy Portfolio             0.06%       0.25%       0.01%    0.58%    0.90%        --       0.90%
   MetLife Moderate Strategy Portfolio              0.06%       0.25%       0.00%    0.62%    0.93%        --       0.93%
   MetLife Balanced Strategy Portfolio              0.05%       0.25%       0.01%    0.67%    0.98%        --       0.98%
   MetLife Growth Strategy Portfolio                0.06%       0.25%       0.00%    0.76%    1.07%        --       1.07%
   MetLife Aggressive Strategy Portfolio            0.09%       0.25%       0.01%    0.75%    1.10%      0.00%      1.10%
MET INVESTORS SERIES TRUST -- AMERICAN FUNDS(R)
  ASSET ALLOCATION PORTFOLIOS
   American Funds(R) Moderate Allocation
   Portfolio                                        0.06%       0.55%       0.01%    0.36%    0.98%        --       0.98%
   American Funds(R) Balanced Allocation
   Portfolio                                        0.06%       0.55%       0.01%    0.37%    0.99%        --       0.99%
   American Funds(R) Growth Allocation
   Portfolio                                        0.07%       0.55%       0.01%    0.39%    1.02%        --       1.02%
MET INVESTORS SERIES TRUST -- FRANKLIN
  TEMPLETON ASSET ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding Strategy
   Portfolio                                        0.05%       0.25%       0.01%    0.83%    1.14%      0.01%      1.13%
MET INVESTORS SERIES TRUST -- SSGA ETF
  PORTFOLIOS
   SSgA Growth and Income ETF Portfolio             0.31%       0.25%       0.01%    0.21%    0.78%        --       0.78%
   SSgA Growth ETF Portfolio                        0.32%       0.25%       0.03%    0.24%    0.84%        --       0.84%

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain investment portfolios have agreed to waive fees and/or pay expenses of the investment portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that investment portfolio, but the expenses of the investment portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended
December 31, 2011.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

SUBADVISER: AllianceBernstein L.P.

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

AMERICAN FUNDS(R) BOND PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) Bond Portfolio seeks to maximize current income and preserve capital.

AMERICAN FUNDS(R) GROWTH PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) Growth Portfolio seeks to achieve growth of capital.

AMERICAN FUNDS(R) INTERNATIONAL PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) International Portfolio seeks to achieve growth of capital.

AQR GLOBAL RISK BALANCED PORTFOLIO

SUBADVISER: AQR Capital Management, LLC

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS FORTY PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/EATON VANCE FLOATING RATE PORTFOLIO

SUBADVISER: Eaton Vance Management

INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

METLIFE BALANCED PLUS PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

RAINIER LARGE CAP EQUITY PORTFOLIO

SUBADVISER: Rainier Investment Management, Inc.

INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISER: Schroder Investment Management North America Inc.

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investments, L.P. (formerly Turner Investment Partners, Inc.)

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Artisan Partners Limited Partnership

INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MSCI EAFE(R) INDEX PORTFOLIO (CLASS G) (formerly Morgan Stanley EAFE(R) Index Portfolio)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MSCI EAFE(R) Index Portfolio seeks to track the performance of the MSCI EAFE(R) Index.

RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Russell 2000(R) Index Portfolio seeks to track the performance of the Russell 2000(R) Index.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:

AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Growth Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST -- SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
              PROSPECTUS DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated November 9, 2006 (as supplemented) for the Class AA variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy. Upon request, financial statements for MetLife Investors Insurance Company and/or General American Life Insurance Company will be sent to you without charge.

1. PURCHASE

In "PURCHASE" section of the prospectus, add the following to the end of the "Termination for Low Account Value" paragraph:

       We will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/income base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the account value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "AIM Variable Insurance Funds (Series II)" through "Met Investors Series Trust - Gallatin Asset Allocation Portfolios (Class B)" with the following:

       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES
       II)

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

          Invesco V.I. International Growth Fund

       FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

       Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:

                                                                 SUPP-MOCAAA412

          Equity-Income Portfolio

       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

       Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes:
       Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:

          Templeton Foreign Securities Fund

       MET INVESTORS SERIES TRUST (CLASS B)

       Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:

          AllianceBernstein Global Dynamic Allocation Portfolio
          AQR Global Risk Balanced Portfolio
          BlackRock Global Tactical Strategies Portfolio
          Clarion Global Real Estate Portfolio
          Invesco Balanced-Risk Allocation Portfolio
          Invesco Small Cap Growth Portfolio
          JPMorgan Global Active Allocation Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          MetLife Balanced Plus Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          Morgan Stanley Mid Cap Growth Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio
          Pyramis(R) Government Income Portfolio
          Schroders Global Multi-Asset Portfolio
          T. Rowe Price Large Cap Value Portfolio
          T. Rowe Price Mid Cap Growth Portfolio
          Third Avenue Small Cap Value Portfolio
          Van Kampen Comstock Portfolio

       METROPOLITAN SERIES FUND

       Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Baillie Gifford International Stock Portfolio (Class B)
            (formerly Artio International Stock Portfolio)
          BlackRock Bond Income Portfolio (Class B)
          BlackRock Legacy Large Cap Growth Portfolio (Class A)
          BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Jennison Growth Portfolio (Class B)
          Loomis Sayles Small Cap Growth Portfolio (Class B)
          MetLife Stock Index Portfolio (Class B)
          Neuberger Berman Genesis Portfolio (Class B)
          T. Rowe Price Large Cap Growth Portfolio (Class B)
          T. Rowe Price Small Cap Growth Portfolio (Class B)
          Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

       PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

       PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

          PIMCO High Yield Portfolio
          PIMCO Low Duration Portfolio

       PUTNAM VARIABLE TRUST (CLASS IB)

       Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

          Putnam VT Multi-Cap Growth Fund

       MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

       In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

       MET INVESTORS SERIES TRUST - AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

       In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

          American Funds(R) Moderate Allocation Portfolio
          American Funds(R) Balanced Allocation Portfolio
          American Funds(R) Growth Allocation Portfolio

       MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

       In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Transfers - General" section, add the following to the end of the fourth bullet item:

       You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional purchase payments or transfers into the fixed account) to make a complete transfer of your account value from the fixed account. When deciding whether to invest in the fixed account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.

In the "Transfers - Market Timing" section, replace the list of Monitored Portfolios in the second paragraph with the following:

       (i.e., the Invesco V.I. International Growth Fund, Templeton Foreign Securities Fund, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Growth Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO High Yield Portfolio)

In the "Transfers - Market Timing" section, replace the last three paragraphs with the following:

       The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the investment portfolio.

       In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

       In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

In the "Dollar Cost Averaging Programs" section, replace the second paragraph with the following:

       If you make an additional purchase payment while a Dollar Cost Averaging
       (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the DCA or EDCA program. Any purchase payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."

       We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

In the "Dollar Cost Averaging Programs - 1. Standard Dollar Cost Averaging
(DCA)" section, replace the second paragraph with the following:

       If you allocate an additional purchase payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.

In the "Dollar Cost Averaging Programs - 2. Enhanced Dollar Cost Averaging Program (EDCA)" section, delete the first two sentences of the second paragraph and replace the last paragraph with the following:

       If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

3. EXPENSES

In the "EXPENSES" section, under the "Withdrawal Charge" heading, replace the last sentence of the first paragraph with the following:

       To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:

In the "Expenses" section, under the "Withdrawal Charge" heading, change item 2 to the following:

    2. The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); then

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Description of GMIB II" heading, replace item (b)(i) under "Income Base" with the following:

    (i)is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 86th birthday and 0% thereafter; and

Under the "Description of GMIB II" heading, replace the "Terminating the GMIB II Rider" section with the following:

   TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

           a) The 30th day following the contract anniversary prior to your 86th birthday;

           b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base) (a pro rata portion of the rider charge will be assessed);

           c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II (a pro rata portion of the rider charge will be assessed);

           d) Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

           e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).

   When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

5. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, add the following to the end of the second paragraph (which discusses substantially equal periodic payments):

       If you own an annuity contract with a Guaranteed Minimum Income Benefit
       (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any income base may be considered an impermissible modification of the payment stream under certain circumstances.

6. LIVING BENEFITS

In the "LIVING BENEFITS" section, under the "Description of the Guaranteed Withdrawal Benefit I" heading, replace item (5) under "Termination of the GWB I Rider" with the following:

       (5)process a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) (currently we follow our administrative procedures regarding termination for a change of owner or joint owner or annuitant, if a non-natural person owns the contract);

7. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the last paragraph under the "Distributor" heading:

       We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds(R) Balanced Allocation Portfolio, the American Funds(R) Growth Allocation Portfolio, and the American Funds(R) Moderate Allocation Portfolio.

In the "OTHER INFORMATION" section, under the "Requests and Elections" heading, replace the sentence "All other requests must be in written form, satisfactory to us" with the following:

       Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

8. APPENDIX A

Add the following to the end of the "Discontinued Investment Portfolios" section:

       Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series
       Fund: Jennison Growth Portfolio (Class B).

9. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

10. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                           Telephone: (888) 562-2027
 Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                  ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                                 12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                                      MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO   SUBSIDY   PORTFOLIO
                                                         FEES     FEES   EXPENSES EXPENSES EXPENSES  OR DEFERRAL EXPENSES
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS)
   Invesco V.I. International Growth Fund                0.71%    0.25%    0.32%    0.00%    1.28%        --       1.28%
FIDELITY VARIABLE INSURANCE PRODUCTS
   Equity-Income Portfolio                               0.46%    0.25%    0.10%    0.00%    0.81%        --       0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
   Templeton Foreign Securities Fund                     0.64%    0.25%    0.15%    0.01%    1.05%      0.00%      1.05%
MET INVESTORS SERIES TRUST
   AllianceBernstein Global Dynamic Allocation
   Portfolio                                             0.64%    0.25%    0.12%    0.02%    1.03%      0.00%      1.03%
   AQR Global Risk Balanced Portfolio                    0.63%    0.25%    0.30%    0.08%    1.26%      0.00%      1.26%
   BlackRock Global Tactical Strategies Portfolio        0.68%    0.25%    0.03%    0.16%    1.12%      0.00%      1.12%
   Clarion Global Real Estate Portfolio                  0.61%    0.25%    0.06%    0.00%    0.92%        --       0.92%
   Invesco Balanced-Risk Allocation Portfolio            0.66%    0.25%    0.15%    0.10%    1.16%      0.00%      1.16%
   Invesco Small Cap Growth Portfolio                    0.85%    0.25%    0.03%    0.00%    1.13%      0.02%      1.11%
   JPMorgan Global Active Allocation Portfolio           0.78%    0.25%    0.11%    0.00%    1.14%      0.00%      1.14%
   Lazard Mid Cap Portfolio                              0.69%    0.25%    0.06%    0.00%    1.00%        --       1.00%
   Legg Mason ClearBridge Aggressive Growth
   Portfolio                                             0.62%    0.25%    0.03%    0.00%    0.90%        --       0.90%
   Lord Abbett Bond Debenture Portfolio                  0.50%    0.25%    0.04%    0.00%    0.79%        --       0.79%
   Lord Abbett Mid Cap Value Portfolio                   0.67%    0.25%    0.06%    0.00%    0.98%      0.02%      0.96%
   Met/Franklin Low Duration Total Return Portfolio      0.50%    0.25%    0.09%    0.00%    0.84%      0.03%      0.81%
   MetLife Balanced Plus Portfolio                       0.27%    0.25%    0.02%    0.46%    1.00%      0.00%      1.00%
   MFS(R) Emerging Markets Equity Portfolio              0.92%    0.25%    0.17%    0.00%    1.34%        --       1.34%
   MFS(R) Research International Portfolio               0.68%    0.25%    0.09%    0.00%    1.02%      0.06%      0.96%
   Morgan Stanley Mid Cap Growth Portfolio               0.65%    0.25%    0.07%    0.00%    0.97%      0.01%      0.96%
   PIMCO Total Return Portfolio                          0.48%    0.25%    0.03%    0.00%    0.76%        --       0.76%
   Pioneer Fund Portfolio                                0.64%    0.25%    0.05%    0.00%    0.94%      0.01%      0.93%
   Pyramis(R) Government Income Portfolio                0.46%    0.25%    0.13%    0.00%    0.84%      0.00%      0.84%
   Schroders Global Multi-Asset Portfolio                0.66%    0.25%    0.12%    0.00%    1.03%      0.00%      1.03%
   T. Rowe Price Large Cap Value Portfolio               0.57%    0.25%    0.02%    0.00%    0.84%        --       0.84%
   T. Rowe Price Mid Cap Growth Portfolio                0.75%    0.25%    0.03%    0.00%    1.03%        --       1.03%
   Third Avenue Small Cap Value Portfolio                0.74%    0.25%    0.03%    0.00%    1.02%      0.01%      1.01%
   Van Kampen Comstock Portfolio                         0.58%    0.25%    0.03%    0.00%    0.86%      0.01%      0.85%

                                                                                   ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                                  12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                                       MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO   SUBSIDY   PORTFOLIO
                                                          FEES     FEES   EXPENSES EXPENSES EXPENSES  OR DEFERRAL EXPENSES
---------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND
   Baillie Gifford International Stock Portfolio          0.83%    0.25%    0.12%    0.00%    1.20%      0.10%      1.10%
   BlackRock Bond Income Portfolio                        0.34%    0.25%    0.03%    0.00%    0.62%      0.01%      0.61%
   BlackRock Legacy Large Cap Growth Portfolio            0.71%    0.00%    0.02%    0.00%    0.73%      0.01%      0.72%
   BlackRock Money Market Portfolio                       0.33%    0.25%    0.02%    0.00%    0.60%      0.01%      0.59%
   Davis Venture Value Portfolio                          0.70%    0.15%    0.03%    0.00%    0.88%      0.05%      0.83%
   Jennison Growth Portfolio                              0.62%    0.25%    0.02%    0.00%    0.89%      0.07%      0.82%
   Loomis Sayles Small Cap Growth Portfolio               0.90%    0.25%    0.06%    0.00%    1.21%      0.08%      1.13%
   MetLife Stock Index Portfolio                          0.25%    0.25%    0.02%    0.00%    0.52%      0.01%      0.51%
   Neuberger Berman Genesis Portfolio                     0.82%    0.25%    0.04%    0.00%    1.11%      0.01%      1.10%
   T. Rowe Price Large Cap Growth Portfolio               0.60%    0.25%    0.04%    0.00%    0.89%      0.01%      0.88%
   T. Rowe Price Small Cap Growth Portfolio               0.49%    0.25%    0.06%    0.00%    0.80%        --       0.80%
   Western Asset Management Strategic Bond
   Opportunities Portfolio                                0.61%    0.25%    0.06%    0.00%    0.92%      0.04%      0.88%
PIMCO VARIABLE INSURANCE TRUST
   PIMCO High Yield Portfolio                             0.60%    0.00%    0.15%    0.00%    0.75%      0.00%      0.75%
   PIMCO Low Duration Portfolio                           0.50%    0.00%    0.15%    0.00%    0.65%        --       0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Multi-Cap Growth Fund                        0.56%    0.25%    0.16%    0.00%    0.97%        --       0.97%
MET INVESTORS SERIES TRUST -- METLIFE ASSET
  ALLOCATION PROGRAM
   MetLife Defensive Strategy Portfolio                   0.06%    0.25%    0.01%    0.58%    0.90%        --       0.90%
   MetLife Moderate Strategy Portfolio                    0.06%    0.25%    0.00%    0.62%    0.93%        --       0.93%
   MetLife Balanced Strategy Portfolio                    0.05%    0.25%    0.01%    0.67%    0.98%        --       0.98%
   MetLife Growth Strategy Portfolio                      0.06%    0.25%    0.00%    0.76%    1.07%        --       1.07%
   MetLife Aggressive Strategy Portfolio                  0.09%    0.25%    0.01%    0.75%    1.10%      0.00%      1.10%
MET INVESTORS SERIES TRUST -- AMERICAN FUNDS(R) ASSET
  ALLOCATION PORTFOLIOS
   American Funds(R) Moderate Allocation Portfolio        0.06%    0.55%    0.01%    0.36%    0.98%        --       0.98%
   American Funds(R) Balanced Allocation Portfolio        0.06%    0.55%    0.01%    0.37%    0.99%        --       0.99%
   American Funds(R) Growth Allocation Portfolio          0.07%    0.55%    0.01%    0.39%    1.02%        --       1.02%
MET INVESTORS SERIES TRUST -- SSGA ETF PORTFOLIOS
   SSgA Growth and Income ETF Portfolio                   0.31%    0.25%    0.01%    0.21%    0.78%        --       0.78%
   SSgA Growth ETF Portfolio                              0.32%    0.25%    0.03%    0.24%    0.84%        --       0.84%

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended
December 31, 2011.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

EQUITY-INCOME PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500(R) Index.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolio is available under the contract:

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

SUBADVISER: AllianceBernstein L.P.

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

AQR GLOBAL RISK BALANCED PORTFOLIO

SUBADVISER: AQR Capital Management, LLC

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

METLIFE BALANCED PLUS PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISER: Schroder Investment Management North America Inc.

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:

BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B) (formerly Artio International Stock Portfolio)

SUBADVISER: Baillie Gifford Overseas Limited (formerly Artio Global Management,
LLC)

INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.

BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L. P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

PIMCO HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO LOW DURATION PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

PUTNAM VT MULTI-CAP GROWTH FUND

INVESTMENT OBJECTIVE: The Putnam VT Multi-Cap Growth Fund seeks long-term capital appreciation.

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:

AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds(R) Growth Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
             PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for MetLife Investors Insurance Company and/or General American Life Insurance Company will be sent to you without charge.

1. PURCHASE

In "PURCHASE" section of the prospectus, add the following to the end of the "Termination for Low Account Value" paragraph:

     We will not terminate any contract that includes a Guaranteed Withdrawal Benefit, Lifetime Income Solution, or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/income base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the account value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

     AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Global Growth Fund
          American Funds Global Small Capitalization Fund
          American Funds Growth Fund

     MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of

                                                                 SUPP-MOCAAB412

     Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:

          AllianceBernstein Global Dynamic Allocation Portfolio
          AQR Global Risk Balanced Portfolio
          BlackRock Global Tactical Strategies Portfolio
          BlackRock High Yield Portfolio
          BlackRock Large Cap Core Portfolio
          Clarion Global Real Estate Portfolio
          Dreman Small Cap Value Portfolio
          Invesco Balanced-Risk Allocation Portfolio
          JPMorgan Global Active Allocation Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          Met/Franklin Mutual Shares Portfolio
          Met/Templeton Growth Portfolio
          MetLife Balanced Plus Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          Morgan Stanley Mid Cap Growth Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio (Class A)
          Pioneer Strategic Income Portfolio (Class A)
          Pyramis(R) Government Income Portfolio
          Schroders Global Multi-Asset Portfolio
          T. Rowe Price Large Cap Value Portfolio
          Van Kampen Comstock Portfolio

     METROPOLITAN SERIES FUND

     Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Bond Income Portfolio (Class B)
          BlackRock Legacy Large Cap Growth Portfolio (Class A)
          BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Jennison Growth Portfolio (Class B)

          Loomis Sayles Small Cap Growth Portfolio (Class B)
          Met/Dimensional International Small Company Portfolio (Class B) MFS(R) Total Return Portfolio (Class B)
          MFS(R) Value Portfolio (Class B)
          Oppenheimer Global Equity Portfolio (Class B)

       MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

       In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

       MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

       In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

          Met/Franklin Templeton Founding Strategy Portfolio

       MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

       In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Transfers - General" section, add the following to the end of the fourth bullet item:

       You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional purchase payments or transfers into the fixed account) to make a complete transfer of your account value from the fixed account. When deciding whether to invest in the fixed account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.

In the "Transfers - Market Timing" section, replace the last three paragraphs with the following:

       The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the investment portfolio.

       In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

       In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

In the "Dollar Cost Averaging Programs" section, replace the second paragraph with the following:

       If you make an additional purchase payment while a Dollar Cost Averaging
       (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the DCA or EDCA program. Any purchase payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."

       We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

In the "Dollar Cost Averaging Programs - 1. Standard Dollar Cost Averaging
(DCA)" section, replace the second paragraph with the following:

       If you allocate an additional purchase payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.

In the "Dollar Cost Averaging Programs - 2. Enhanced Dollar Cost Averaging Program (EDCA)" section, delete the first two sentences of the second paragraph and replace the last paragraph with the following:

       If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

3. EXPENSES (CLASS B PROSPECTUS)

In the "EXPENSES" section of the Class B prospectus, under the "Withdrawal Charge" heading, replace the last sentence of the first paragraph with the following:

       To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:

In the "EXPENSES" section of the Class B prospectus, under the "Withdrawal Charge" heading, change item 2 to the following:

       2. The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); then

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Description of LIS" heading, replace item (b)(i) under "Income Base" with the following:

    (i)is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 86th birthday and 0% thereafter; and

Under the "Description of LIS" heading, replace the "Terminating the LIS Rider" section with the following:

       TERMINATING THE LIS RIDER. Except as otherwise provided in the LIS rider, the LIS will terminate upon the earliest of:

           a) The 30th day following the contract anniversary prior to your 86th birthday;

           b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base) (a pro rata portion of the rider charge will be assessed);

           c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

           d) Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

           e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).

       When the LIS rider terminates, the corresponding LIS rider charge terminates.

5. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, add the following to the end of the second paragraph (which discusses substantially equal periodic payments):

       If you own an annuity contract with a Lifetime Income Solution (LIS) or Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the LIS or GMIB rider if your contract lapses and there remains any income base may be considered an impermissible modification of the payment stream under certain circumstances.

6. LIVING BENEFITS

In the "LIVING BENEFITS" section, under the "Guaranteed Withdrawal Benefit" heading, replace item (5) under "Termination" with the following:

       (5) process a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) (currently we follow our administrative procedures regarding termination for a change of owner or joint owner or annuitant, if a non-natural person owns the contract);

7. OTHER INFORMATION

In the "OTHER INFORMATION" section, replace the last paragraph under the "Distributor" heading with the following:

       We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, and the American Funds Growth Fund.

In the "OTHER INFORMATION" section, under the "Requests and Elections" heading, replace the sentence "All other requests must be in written form, satisfactory to us" with the following:

       Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

8. APPENDIX A

At the end of APPENDIX A, replace item (d) in the first paragraph of the "Discontinued Investment Portfolios" section with the following:

       (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), and T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004);

Add the following to the end of the "Discontinued Investment Portfolios" section:

       Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series
       Fund: Jennison Growth Portfolio (Class B).

9. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

10. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                           Telephone: (800) 709-2811
 Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                                        NET
                                                                                      ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                                                        FUND    ANNUAL     EXPENSE    ANNUAL
                                                    MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO   SUBSIDY   PORTFOLIO
                                                       FEES        FEES      EXPENSES EXPENSES EXPENSES  OR DEFERRAL EXPENSES
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
   American Funds Global Growth Fund                   0.53%       0.25%       0.02%    0.00%    0.80%        --       0.80%
   American Funds Global Small Capitalization
   Fund                                                0.70%       0.25%       0.04%    0.00%    0.99%        --       0.99%
   American Funds Growth Fund                          0.32%       0.25%       0.02%    0.00%    0.59%        --       0.59%
MET INVESTORS SERIES TRUST
   AllianceBernstein Global Dynamic Allocation         0.64%       0.25%       0.12%    0.02%    1.03%      0.00%      1.03%
   Portfolio
   AQR Global Risk Balanced Portfolio                  0.63%       0.25%       0.30%    0.08%    1.26%      0.00%      1.26%
   BlackRock Global Tactical Strategies Portfolio      0.68%       0.25%       0.03%    0.16%    1.12%      0.00%      1.12%
   BlackRock High Yield Portfolio                      0.60%       0.25%       0.05%    0.00%    0.90%        --       0.90%
   BlackRock Large Cap Core Portfolio                  0.59%       0.25%       0.05%    0.01%    0.90%      0.01%      0.89%
   Clarion Global Real Estate Portfolio                0.61%       0.25%       0.06%    0.00%    0.92%        --       0.92%
   Dreman Small Cap Value Portfolio                    0.78%       0.25%       0.07%    0.07%    1.17%      0.00%      1.17%
   Invesco Balanced-Risk Allocation Portfolio          0.66%       0.25%       0.15%    0.10%    1.16%      0.00%      1.16%
   JPMorgan Global Active Allocation Portfolio         0.78%       0.25%       0.11%    0.00%    1.14%      0.00%      1.14%
   Lazard Mid Cap Portfolio                            0.69%       0.25%       0.06%    0.00%    1.00%        --       1.00%
   Legg Mason ClearBridge Aggressive Growth
   Portfolio                                           0.62%       0.25%       0.03%    0.00%    0.90%        --       0.90%
   Lord Abbett Bond Debenture Portfolio                0.50%       0.25%       0.04%    0.00%    0.79%        --       0.79%
   Lord Abbett Mid Cap Value Portfolio                 0.67%       0.25%       0.06%    0.00%    0.98%      0.02%      0.96%
   Met/Franklin Low Duration Total Return
   Portfolio                                           0.50%       0.25%       0.09%    0.00%    0.84%      0.03%      0.81%
   Met/Franklin Mutual Shares Portfolio                0.80%       0.25%       0.07%    0.00%    1.12%      0.00%      1.12%
   Met/Templeton Growth Portfolio                      0.68%       0.25%       0.14%    0.00%    1.07%      0.02%      1.05%
   MetLife Balanced Plus Portfolio                     0.27%       0.25%       0.02%    0.46%    1.00%      0.00%      1.00%
   MFS(R) Emerging Markets Equity Portfolio            0.92%       0.25%       0.17%    0.00%    1.34%        --       1.34%
   MFS(R) Research International Portfolio             0.68%       0.25%       0.09%    0.00%    1.02%      0.06%      0.96%
   Morgan Stanley Mid Cap Growth Portfolio             0.65%       0.25%       0.07%    0.00%    0.97%      0.01%      0.96%
   PIMCO Inflation Protected Bond Portfolio            0.47%       0.25%       0.04%    0.00%    0.76%        --       0.76%
   PIMCO Total Return Portfolio                        0.48%       0.25%       0.03%    0.00%    0.76%        --       0.76%
   Pioneer Fund Portfolio                              0.64%       0.00%       0.05%    0.00%    0.69%      0.01%      0.68%
   Pioneer Strategic Income Portfolio                  0.58%       0.00%       0.06%    0.00%    0.64%        --       0.64%
   Pyramis(R) Government Income Portfolio              0.46%       0.25%       0.13%    0.00%    0.84%      0.00%      0.84%
   Schroders Global Multi-Asset Portfolio              0.66%       0.25%       0.12%    0.00%    1.03%      0.00%      1.03%
   T. Rowe Price Large Cap Value Portfolio             0.57%       0.25%       0.02%    0.00%    0.84%        --       0.84%
   Van Kampen Comstock Portfolio                       0.58%       0.25%       0.03%    0.00%    0.86%      0.01%      0.85%

                                                                                                                  NET
                                                                                ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                                                  FUND    ANNUAL     EXPENSE    ANNUAL
                                              MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO   SUBSIDY   PORTFOLIO
                                                 FEES        FEES      EXPENSES EXPENSES EXPENSES  OR DEFERRAL EXPENSES
------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND
   BlackRock Bond Income Portfolio               0.34%       0.25%       0.03%    0.00%    0.62%      0.01%      0.61%
   BlackRock Legacy Large Cap Growth
   Portfolio                                     0.71%       0.00%       0.02%    0.00%    0.73%      0.01%      0.72%
   BlackRock Money Market Portfolio              0.33%       0.25%       0.02%    0.00%    0.60%      0.01%      0.59%
   Davis Venture Value Portfolio                 0.70%       0.15%       0.03%    0.00%    0.88%      0.05%      0.83%
   Jennison Growth Portfolio                     0.62%       0.25%       0.02%    0.00%    0.89%      0.07%      0.82%
   Loomis Sayles Small Cap Growth Portfolio      0.90%       0.25%       0.06%    0.00%    1.21%      0.08%      1.13%
   Met/Dimensional International Small
   Company Portfolio                             0.81%       0.25%       0.21%    0.00%    1.27%      0.01%      1.26%
   MFS(R) Total Return Portfolio                 0.54%       0.25%       0.05%    0.00%    0.84%        --       0.84%
   MFS(R) Value Portfolio                        0.70%       0.25%       0.03%    0.00%    0.98%      0.13%      0.85%
   Oppenheimer Global Equity Portfolio           0.52%       0.25%       0.10%    0.00%    0.87%        --       0.87%
MET INVESTORS SERIES TRUST -- METLIFE ASSET
  ALLOCATION PROGRAM
   MetLife Defensive Strategy Portfolio          0.06%       0.25%       0.01%    0.58%    0.90%        --       0.90%
   MetLife Moderate Strategy Portfolio           0.06%       0.25%       0.00%    0.62%    0.93%        --       0.93%
   MetLife Balanced Strategy Portfolio           0.05%       0.25%       0.01%    0.67%    0.98%        --       0.98%
   MetLife Growth Strategy Portfolio             0.06%       0.25%       0.00%    0.76%    1.07%        --       1.07%
   MetLife Aggressive Strategy Portfolio         0.09%       0.25%       0.01%    0.75%    1.10%      0.00%      1.10%
MET INVESTORS SERIES TRUST -- FRANKLIN
  TEMPLETON ASSET ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding Strategy
   Portfolio                                     0.05%       0.25%       0.01%    0.83%    1.14%      0.01%      1.13%
MET INVESTORS SERIES TRUST -- SSGA ETF
  PORTFOLIOS
   SSgA Growth and Income ETF Portfolio          0.31%       0.25%       0.01%    0.21%    0.78%        --       0.78%
   SSgA Growth ETF Portfolio                     0.32%       0.25%       0.03%    0.24%    0.84%        --       0.84%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain investment portfolios have agreed to waive fees and/or pay expenses of the investment portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that investment portfolio, but the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The investment portfolios provided the information on their expenses, and we have not independently verified the information.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the investment portfolio invests in other underlying portfolios, the investment portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

SUBADVISER: AllianceBernstein L.P.

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

AQR GLOBAL RISK BALANCED PORTFOLIO

SUBADVISER: AQR Capital Management, LLC

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

BLACKROCK LARGE CAP CORE PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

DREMAN SMALL CAP VALUE PORTFOLIO

SUBADVISER: Dreman Value Management, LLC

INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

MET/TEMPLETON GROWTH PORTFOLIO

SUBADVISER: Templeton Global Advisors Limited

INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

METLIFE BALANCED PLUS PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISER: Schroder Investment Management North America Inc.

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST -- SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.